Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table:

	PEO (Mr. Decker)		Non-PEO NEOs		Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table ($)(1) (b)	Compensation Actually Paid (CAP) ($)(2) (c)	Average Summary Compensation Table ($) (3) (d)	Average Compensation Actually Paid (CAP) ($) (4) (e)	Total Shareholder Return ($) (5) (f)	Peer Group Shareholder Return ($) (6) (g)	Net Income ($MM) (7) (h)	Revenue ($MM) (8) (i)
2023	10,825,450	9,674,561	3,517,747	3,580,946	152	150	609	7,364
2022	10,148,865	7,158,884	2,564,752	2,074,148 [9]	145	127	355	5,522
2021	10,441,670	13,341,645	2,665,368	4,140,678 [9]	156	135	427	5,195
2020	8,830,352	18,812,821	3,105,833	5,162,622 [9]	131	111	254	4,876

(1)
The dollar amounts reported in column (b) are the amounts reported for Mr. Decker (the Company’s CEO) for each of the corresponding years in the “Total” column of the “Summary Compensation Table (SCT).”
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Decker, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. Decker. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the SCT for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718.

Compensation Actually Paid to PEO ($M)	2023	2022	2021	2020
SCT Total	10,825	10,149	10,442	8,830
Less, value of “Stock Awards” and “Option Awards” reported in SCT	6,893	5,969	7,725	6,465
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	7,889	9,548	9,459	9,333
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(301)	(1,983)	2,297	4,256
Plus (less), change in fair value of equity awards granted in prior years that vested in the year	(1,845)	(4,587)	(1,131)	2,859
Compensation Actually Paid to Patrick K. Decker	9,675	7,159	13,342	18,813

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Decker) in the “Total” column of the SCT in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2023, Mr. Grogan, Mr. Pine, Mr. Yarkadas, Mr. Cerwinka, and Ms. Rowland (ii) for 2022, Ms. Rowland, Ms. Capers, Mr. Yarkadas, and Mr. Pine; (iii) for 2021, Ms. Rowland, Mr. Colin Sabol, Mr. Pine, and Mr. Yarkadas; and (iv) for 2020, Ms. Rowland, Mr. Pine, Mr. Sabol, Mr. Yarkadas, and E. Mark Rajkowski (former CFO).
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Decker), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the “Summary Compensation Table” for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718.

Compensation Actually Paid to Non-PEO NEOs ($M)	2023	2022	2021	2020
Average SCT Total	3,518	2,565	2,665	3,106
Less, average value of “Stock Awards” and “Option Awards” reported in SCT	2,015	1,209	1,577	2,274
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	2,379	1,908	1,898	4,583 [9]
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	(44)	(436) [9]	1,024 [9]	391
Plus (less), average change in fair value of equity awards granted in prior years that vested in the year	(256)	(753) [9]	130 [9]	241
Less, average prior year-end fair value for any equity awards forfeited in the year	-	-	-	885
Average Compensation Actually Paid to Non-PEO NEOs	3,581	2,074 [9]	4,141 [9]	5,163 [9]

(5)
Total Shareholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2019.
(6)
The peer group used for this purpose is the S&P 500 Industrials Index.
(7)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)
The dollar amounts reported represent the amount of revenue reflected in the Company’s audited financial statements for the applicable year.
(9)
Due to an administrative error in the valuation of Mr. Pine’s option grant in the 2022 Proxy disclosure, these numbers have been recalculated to reflect the correct amount.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) are the amounts reported for Mr. Decker (the Company’s CEO) for each of the corresponding years in the “Total” column of the “Summary Compensation Table (SCT).”
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Decker) in the “Total” column of the SCT in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2023, Mr. Grogan, Mr. Pine, Mr. Yarkadas, Mr. Cerwinka, and Ms. Rowland (ii) for 2022, Ms. Rowland, Ms. Capers, Mr. Yarkadas, and Mr. Pine; (iii) for 2021, Ms. Rowland, Mr. Colin Sabol, Mr. Pine, and Mr. Yarkadas; and (iv) for 2020, Ms. Rowland, Mr. Pine, Mr. Sabol, Mr. Yarkadas, and E. Mark Rajkowski (former CFO).

Peer Group Issuers, Footnote	The peer group used for this purpose is the S&P 500 Industrials Index.
PEO Total Compensation Amount	$ 10,825,450	$ 10,148,865	$ 10,441,670	$ 8,830,352
PEO Actually Paid Compensation Amount	$ 9,674,561	7,158,884	13,341,645	18,812,821
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Decker, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. Decker. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the SCT for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718.

Compensation Actually Paid to PEO ($M)	2023	2022	2021	2020
SCT Total	10,825	10,149	10,442	8,830
Less, value of “Stock Awards” and “Option Awards” reported in SCT	6,893	5,969	7,725	6,465
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	7,889	9,548	9,459	9,333
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(301)	(1,983)	2,297	4,256
Plus (less), change in fair value of equity awards granted in prior years that vested in the year	(1,845)	(4,587)	(1,131)	2,859
Compensation Actually Paid to Patrick K. Decker	9,675	7,159	13,342	18,813

Non-PEO NEO Average Total Compensation Amount	$ 3,517,747	2,564,752	2,665,368	3,105,833
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,580,946	2,074,148	4,140,678	5,162,622
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Decker), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the “Summary Compensation Table” for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718.

Compensation Actually Paid to Non-PEO NEOs ($M)	2023	2022	2021	2020
Average SCT Total	3,518	2,565	2,665	3,106
Less, average value of “Stock Awards” and “Option Awards” reported in SCT	2,015	1,209	1,577	2,274
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	2,379	1,908	1,898	4,583 [9]
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	(44)	(436) [9]	1,024 [9]	391
Plus (less), average change in fair value of equity awards granted in prior years that vested in the year	(256)	(753) [9]	130 [9]	241
Less, average prior year-end fair value for any equity awards forfeited in the year	-	-	-	885
Average Compensation Actually Paid to Non-PEO NEOs	3,581	2,074 [9]	4,141 [9]	5,163 [9]

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid, Cumulative TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Revenue
Total Shareholder Return Vs Peer Group	Compensation Actually Paid, Cumulative TSR and Peer Group TSR
Tabular List, Table

As described in greater detail in the “Compensation Discussion and Analysis” section, the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important additional financial and non-financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

Financial Performance Metrics	Non-Financial Performance Metrics
Organic Revenue	Women in Leadership Representation*
Adjusted EBITDA	Injury Frequency
Free Cash Flow %	Full Process Water Recycling & Water Saving

* This goal, which is not a quota, uses merit-based hiring, promotions and diverse candidate slates to attract and retain the most qualified candidates.

Total Shareholder Return Amount	$ 152	145	156	131
Peer Group Total Shareholder Return Amount	150	127	135	111
Net Income (Loss)	$ 609,000,000	$ 355,000,000	$ 427,000,000	$ 254,000,000
Company Selected Measure Amount	7,364,000,000	5,522,000,000	5,195,000,000	4,876,000,000
PEO Name	Mr. Decker	Mr. Decker	Mr. Decker	Mr. Decker
Measure:: 1
Pay vs Performance Disclosure
Name	Organic Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow %
PEO | Less, Value of "Stock Awards" and "Option Awards"
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,893,000	$ 5,969,000	$ 7,725,000	$ 6,465,000
PEO | Plus, Year-end Fair Value of Outstanding and Unvested Equity Awards Granted in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,889,000	9,548,000	9,459,000	9,333,000
PEO | Plus (Less), Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(301,000)	(1,983,000)	2,297,000	4,256,000
PEO | Plus (Less), Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,845,000)	(4,587,000)	(1,131,000)	2,859,000
Non-PEO NEO | Less, Value of "Stock Awards" and "Option Awards"
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,015,000	1,209,000	1,577,000	2,274,000
Non-PEO NEO | Plus, Year-end Fair Value of Outstanding and Unvested Equity Awards Granted in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,379,000	1,908,000	1,898,000	4,583,000
Non-PEO NEO | Plus (Less), Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,000)	(436,000)	1,024,000	391,000
Non-PEO NEO | Plus (Less), Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (256,000)	$ (753,000)	$ 130,000	241,000
Non-PEO NEO | Less, Average Prior Year-end Fair Value for Any Equity Awards Forfeited in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 885,000